Off-balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.22	12.31.21
Agreed Credits	104,414,369	105,928,657
Documentary Export and Import Credits	3,926,770	11,583,342
Guarantees Granted	73,166,630	22,478,015
Liabilities for Foreign Trade Operations	3,343,274	1,699,613

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.22	12.31.21
For Agreed Credits	187,208	170,183
For Documentary Export and Import Credits	234,130	154,584
For Guarantees Granted	110,265	65,916

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.22	12.31.21
Other Preferred Guarantees Received	652,888	32,657
Other Guarantees Received	4,656,895	1,038,715

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.22	12.31.21
Values to be Debited	22,617,220	18,181,314
Values to be Credited	24,268,481	20,604,627
Values for Collection	231,487,473	280,252,236

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.22	12.31.21
Trust Funds	14,547,762	19,393,590
Securities Held in Escrow	3,254,360,176	3,513,435,889